LOANS RECEIVABLE (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	$ 62,510	$ 325,995
Loans and Leases Receivable, Nonperforming, Accrual of Interest	2,156	1,600
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	3,313	2,024
Loans Pledged as Collateral	0	1,204
Other Comprehensive Income (Loss) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for Loan and Lease Losses	3,736	3,656	$ 0
Collateral Pledged [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	7,031	19,255
Uncollateralized [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	$ 55,479	$ 306,740
Maximum [Member] | Collateral Pledged [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan period	36 months	6 months	24 months
Interest rate	26.00%
Maximum [Member] | Uncollateralized [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan period	36 months
Interest rate	28.08%	24.00%
Minimum [Member] | Collateral Pledged [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest rate	6.00%
Minimum [Member] | Uncollateralized [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest rate	1.00%	4.00%